UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

February 28, 2017

CTF-QTLY-0417
1.814091.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Connecticut - 97.0%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,912,667
5% 2/15/24	2,490,000	2,768,307
5% 2/15/32	5,000,000	5,451,950
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,118,080
5% 8/15/32 (FSA Insured)	3,090,000	3,433,886
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	4,006,940
Series 2012 B, 5% 4/15/25	7,460,000	8,469,263
Series 2012 D:
5% 9/15/31	3,250,000	3,663,823
5% 9/15/32	4,860,000	5,460,161
Series 2012 G, 5% 10/15/30	4,275,000	4,843,661
Series 2013 A:
5% 3/1/27	11,480,000	13,102,813
5% 10/15/27	1,000,000	1,154,200
Series 2014 G, 5% 11/15/28	7,000,000	7,966,210
Series 2015 B:
5% 6/15/27	4,825,000	5,535,530
5% 6/15/32	5,500,000	6,143,005
Series 2015 F, 5% 11/15/31	4,000,000	4,513,640
Series 2016 A, 5% 3/15/31	6,840,000	7,719,077
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.) Series O, 5% 7/1/40	2,000,000	2,174,660
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,127,740
(Sacred Heart Univ. Proj.) Series G, 5% 7/1/18	1,000,000	1,044,470
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	19,556,701
Series 2007, 5.25% 7/1/19	710,000	719,599
Series 2008, 5% 7/1/34	200,000	208,652
Series 2011 M, 5.375% 7/1/41	5,485,000	5,931,040
Series 2013 N:
5% 7/1/24	400,000	461,720
5% 7/1/25	300,000	343,068
Series 2014 E:
5% 7/1/28	3,260,000	3,781,209
5% 7/1/29	3,840,000	4,429,018
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,469,180
Series 2016 CT, 5% 12/1/45	6,990,000	7,712,836
Series 2016 K, 4% 7/1/46	7,000,000	6,963,740
Series 2016:
5% 7/1/27	45,000	47,098
5% 12/1/41	4,000,000	4,413,640
Series 2116 Q1, 5% 7/1/46	6,000,000	6,595,380
Series A:
5% 7/1/21	800,000	904,680
5% 7/1/41	3,000,000	3,161,850
Series C:
5% 7/1/20	465,000	514,113
5% 7/1/22	425,000	484,045
5% 7/1/24	1,000,000	1,143,260
Series D:
5% 7/1/21	2,975,000	3,373,561
5% 7/1/23	3,335,000	3,814,573
Series E, 5% 7/1/42	5,000,000	5,396,950
Series F:
5% 7/1/22	1,785,000	2,007,482
5% 7/1/45	4,890,000	5,240,369
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,604,463
Series H1, 5% 7/1/41	1,250,000	1,356,525
Series J:
5% 11/1/24	1,390,000	1,590,660
5% 11/1/25	1,465,000	1,675,784
Series L:
5% 7/1/26	1,000,000	1,159,150
5% 7/1/27	2,000,000	2,305,480
Series N:
5% 7/1/20	1,250,000	1,384,600
5% 7/1/21	610,000	690,361
5% 7/1/21	1,940,000	2,196,449
5% 7/1/22	2,035,000	2,294,951
5% 7/1/23	1,500,000	1,656,105
5% 7/1/27	1,000,000	1,133,460
5% 7/1/28	2,250,000	2,536,065
5.75% 7/1/33	45,000	47,571
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,055,000	3,243,035
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,569,584
5% 1/1/25	875,000	993,046
Series 2013 A:
5% 1/1/26	1,180,000	1,348,646
5% 1/1/28	1,000,000	1,140,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,731,700
Series 2012 A:
5% 1/1/24	2,855,000	3,301,750
5% 1/1/25	4,000,000	4,602,240
5% 1/1/26	10,000,000	11,458,600
5% 1/1/28	1,000,000	1,137,090
5% 1/1/31	5,000,000	5,642,000
Series 2015 A, 5% 8/1/34	6,000,000	6,683,040
Connecticut State Revolving Fund Gen. Rev. Series 2009 A, 5% 6/1/25	3,710,000	4,023,792
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,030
Series 2014 B:
5% 8/15/25	450,000	526,698
5% 8/15/26	700,000	816,718
5% 8/15/27	750,000	872,843
5% 8/15/28	1,000,000	1,160,120
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,221,772
Series 2014 A:
5% 11/1/28	1,000,000	1,157,430
5% 11/1/29	1,850,000	2,131,570
5% 11/1/30	2,480,000	2,848,230
5% 11/1/31	2,905,000	3,319,137
5% 11/1/42	11,115,000	12,384,444
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/21 (FSA Insured)	2,000,000	2,221,360
5% 4/1/22 (FSA Insured)	1,000,000	1,114,460
Series 2013 A, 5% 4/1/27	1,645,000	1,633,370
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,102,032
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,043,364
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,087,910
5% 7/1/29 (FSA Insured)	1,000,000	1,081,220
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,721,875
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (b)	1,585,000	1,742,771
5% 6/15/22 (b)	1,000,000	1,133,570
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	880,000	965,342
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Build America Mutual Assurance Insured)	1,530,000	1,770,791
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,847,660
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,018,614
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,111,360
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,207,371
Series 2017 C:
5% 3/1/32 (FSA Insured) (c)	1,635,000	1,855,938
5% 3/1/33 (FSA Insured) (c)	1,900,000	2,144,739
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (FSA Insured)	2,185,000	2,329,581
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,427,338
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	869,270
Series 2016 A:
5% 8/15/27 (FSA Insured)	1,375,000	1,574,238
5% 8/15/28 (FSA Insured)	1,500,000	1,704,240
5% 8/15/30 (FSA Insured)	1,000,000	1,122,360
5% 8/15/34 (FSA Insured)	1,000,000	1,097,000
5% 8/15/35 (FSA Insured)	1,000,000	1,092,850
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,462,786
5% 9/1/29 (FSA Insured)	2,655,000	2,989,079
5% 9/1/31 (FSA Insured)	1,430,000	1,590,889
5.25% 3/1/19	650,000	691,763
Reg'l. School District #15 4% 7/1/22	1,520,000	1,642,877
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,563,855
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,573,616
Eighth Series A, 5% 8/1/33	1,110,000	1,255,010
Series 2013 A, 5% 8/1/43	2,000,000	2,215,220
Series 29:
5% 8/1/25 (FSA Insured)	500,000	579,065
5% 8/1/26 (FSA Insured)	1,250,000	1,446,050
Series 30 B:
5% 8/1/30	1,150,000	1,327,388
5% 8/1/31	2,630,000	3,022,343
Series 32 B:
5% 8/1/32	1,000,000	1,154,920
5% 8/1/33	1,150,000	1,321,063
5% 8/1/37	3,000,000	3,394,050
5% 8/1/38	1,000,000	1,130,490
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,138,465
Stratford Gen. Oblig.:
Series 2014:
5% 12/15/24	500,000	577,385
5% 12/15/25	500,000	577,090
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,148,760
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,331,710
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,145,311
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,908,315

TOTAL CONNECTICUT		385,447,110

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	897,072
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,227,116

TOTAL GUAM		2,124,188

TOTAL MUNICIPAL BONDS
(Cost $385,053,909)		387,571,298
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $385,053,909)		387,571,298
NET OTHER ASSETS (LIABILITIES) - 2.5%		9,943,734
NET ASSETS - 100%		$397,515,032

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At February 28, 2017 the cost of investment securities for income tax purposes was $385,053,909. Net unrealized appreciation aggregated $2,517,389, of which $8,462,952 related to appreciated investment securities and $5,945,563 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

February 28, 2017

NJT-QTLY-0417
1.814102.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,295,890
Series 2014 B, 5% 1/1/23	700,000	808,710

TOTAL DELAWARE, NEW JERSEY		4,104,600

Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	900,000	986,508
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,121,340
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,696,590

TOTAL GUAM		3,804,438

New Jersey - 88.8%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,096,750
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,089,350
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,500,500
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,108,070
5% 2/15/27	1,000,000	1,100,230
5% 2/15/28	1,000,000	1,092,460
5% 2/15/29	1,000,000	1,085,390
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,423,840
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,555,497
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	605,864
5% 9/1/23 (FSA Insured)	600,000	704,328
5% 9/1/24 (FSA Insured)	1,640,000	1,944,466
5% 9/1/25 (FSA Insured)	1,375,000	1,628,193
5% 9/1/26 (FSA Insured)	2,480,000	2,910,578
5% 9/1/39 (FSA Insured)	4,000,000	4,467,920
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,170,300
5% 11/1/23	1,000,000	1,177,020
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,155,592
5% 3/1/21	1,000,000	1,133,130
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,077,100
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,373,322
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,715,558
5% 8/1/28	4,000,000	4,586,800
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	22,511
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,669,893
5% 9/1/26	600,000	686,286
5% 9/1/27	440,000	502,053
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,602,645
5.375% 1/1/43 (a)	2,000,000	2,141,800
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	5,000,000	5,299,800
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,694,333
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,498,500
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	204,116
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	255,145
Series 2012 II, 5% 3/1/26	5,000,000	5,235,850
Series 2012, 5% 6/15/20	5,000,000	5,360,450
Series 2013 NN, 5% 3/1/27	20,700,000	21,513,916
Series 2013:
5% 3/1/23	4,920,000	5,231,141
5% 3/1/25	725,000	761,729
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,052,520
Series 2015 XX:
4.25% 6/15/26	3,000,000	2,970,330
5.25% 6/15/27	3,000,000	3,235,680
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,073,269
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	42,570
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,393,000
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,174,660
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,063,360
5% 7/1/17	490,000	496,963
5% 7/1/18	250,000	263,530
5% 7/1/19	200,000	218,262
Series 2012 A:
5% 7/1/18	1,000,000	1,051,520
5% 7/1/19	1,040,000	1,123,190
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	764,242
Series 2007:
5.5% 7/1/18	265,000	269,163
5.5% 7/1/18	4,125,000	4,358,434
Series 2008:
5% 7/1/19 (Assured Guaranty Corp. Insured)	195,000	204,491
5% 7/1/19 (Pre-Refunded to 7/1/18 @ 100)	2,375,000	2,502,561
Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	517,874
5% 7/1/29	2,770,000	3,140,515
5% 7/1/31	3,000,000	3,361,620
Series 2016 A:
5% 7/1/27	2,875,000	3,230,149
5% 7/1/32	1,000,000	1,090,990
5% 7/1/33	3,000,000	3,255,810
5% 7/1/41	2,425,000	2,590,676
Series 2016 B, Series 2016, 5% 9/1/21	4,585,000	4,914,020
Series 2016 B, 5% 9/1/20	4,535,000	4,839,979
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,676,971
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,096,750
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,091,810
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	1,016,830
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	3,035,000	3,198,010
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,798,415
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,013,910
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,158,857
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,437,040
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34	2,000,000	2,117,060
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,526,650
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,089,340
Series 2008:
5.25% 10/1/38	4,635,000	4,786,472
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,330,000	1,420,214
6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	10,745,000	11,544,535
Series 2009 A, 5.75% 10/1/31	4,000,000	4,278,000
Series 2010:
5% 1/1/22	660,000	716,437
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,175,600
Series 2011:
5% 7/1/19	1,500,000	1,626,105
5% 7/1/23	2,500,000	2,877,175
5% 7/1/24	2,000,000	2,278,940
5% 7/1/25	2,265,000	2,562,644
Series 2012 A:
5% 7/1/18	795,000	836,507
5% 7/1/22	1,400,000	1,613,514
5% 7/1/23	1,000,000	1,134,090
5% 7/1/24	2,000,000	2,245,780
5% 7/1/25	1,000,000	1,113,910
Series 2012 II, 5% 7/1/42	1,000,000	1,056,840
Series 2012, 5% 7/1/21	2,325,000	2,616,834
Series 2013 A:
5% 7/1/28	1,080,000	1,206,241
5% 7/1/32	1,600,000	1,754,112
5.25% 7/1/28	3,250,000	3,666,455
Series 2013:
5% 7/1/24	1,250,000	1,442,450
5% 7/1/26	1,335,000	1,509,137
5.25% 7/1/31	3,290,000	3,616,072
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	848,819
5.5% 7/1/43	2,465,000	2,710,218
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	647,532
Series 2014 A:
4% 7/1/45	1,300,000	1,263,405
5% 7/1/30	700,000	779,758
5% 7/1/31	455,000	504,340
5% 7/1/32	1,000,000	1,106,380
5% 7/1/44	3,525,000	3,797,835
5% 7/1/45	2,225,000	2,416,506
Series 2016 A:
5% 7/1/26 (b)	1,565,000	1,737,213
5% 7/1/27 (b)	1,685,000	1,857,864
5% 7/1/28	1,000,000	1,136,350
5% 7/1/28 (b)	2,000,000	2,190,400
5% 7/1/29	3,660,000	4,130,822
5% 7/1/29 (b)	1,550,000	1,687,454
5% 7/1/30	1,200,000	1,347,216
5% 7/1/30 (b)	1,000,000	1,083,820
5% 7/1/31	5,100,000	5,730,003
5% 7/1/31	10,000,000	11,363,500
5% 7/1/33	1,000,000	1,110,880
5% 7/1/39	6,990,000	7,574,644
Series 2016:
5% 7/1/27	1,500,000	1,755,045
5% 7/1/29	1,050,000	1,209,212
5% 7/1/30	605,000	692,338
5% 7/1/31	400,000	455,580
5% 3/1/20	1,040,000	1,042,423
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	990,000
5% 3/1/21	1,370,000	1,373,110
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,310,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,575,075
Series 2013:
4% 12/1/20 (a)	2,500,000	2,646,050
5% 12/1/21 (a)	2,100,000	2,320,542
5% 12/1/22 (a)	2,250,000	2,502,045
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,408,263
5% 7/1/42	5,000,000	5,527,700
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40	10,600,000	11,240,558
Series 2012 B, 5% 1/1/24	2,650,000	3,056,828
Series 2013 A, 5% 1/1/38	8,000,000	8,794,480
Series 2014 A, 5% 1/1/32	5,000,000	5,611,300
Series 2014 C, 5% 1/1/23	3,000,000	3,485,520
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,038,288
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,313,628
Series 2006 A, 5.5% 12/15/22	8,875,000	9,767,293
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,520,000
0% 12/15/34	4,000,000	1,714,800
Series 2008 A:
0% 12/15/36	25,000,000	8,579,250
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,813,045
Series 2009 A:
0% 12/15/36	1,915,000	657,171
0% 12/15/38	13,900,000	4,245,060
Series 2010 A, 0% 12/15/30	14,750,000	7,357,743
Series 2010 A3, 0% 12/15/34	10,775,000	4,184,579
Series 2011 A, 5.25% 6/15/25	6,000,000	6,330,840
Series 2011 B:
5.25% 6/15/25	3,185,000	3,360,621
5.25% 6/15/26	2,000,000	2,101,420
Series 2016 A:
5% 6/15/20	2,365,000	2,546,301
5% 6/15/30	5,000,000	5,308,500
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,556,348
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,149,370
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,028,200
5% 7/15/18	3,130,000	3,255,889
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,390,325
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,700,620
Rutgers State Univ. Rev.:
Series 2009 F, 5% 5/1/30 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,627,935
Series 2010 I, 5% 5/1/29	1,110,000	1,210,055

TOTAL NEW JERSEY		465,659,820

New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,609,470
166th Series, 5% 1/15/41	5,000,000	5,514,150
Series 2016, 5% 11/15/32 (a)	5,000,000	5,678,200

TOTAL NEW YORK AND NEW JERSEY		14,801,820

Pennsylvania, New Jersey - 4.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	2,895,655
Series 2012 A:
5% 7/1/21	600,000	687,666
5% 7/1/24	1,200,000	1,370,604
5% 7/1/25	1,100,000	1,253,417
5% 7/1/26	500,000	568,660
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,004,380
5% 7/1/24	275,000	326,634
5% 7/1/26	650,000	759,753
5% 7/1/29	300,000	346,062
5% 7/1/30	350,000	401,510
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,330,360
Series 2010 D, 5% 1/1/40	4,000,000	4,305,320
Series 2013, 5% 1/1/31	5,000,000	5,606,500

TOTAL PENNSYLVANIA, NEW JERSEY		22,856,521

TOTAL MUNICIPAL BONDS
(Cost $501,604,895)		511,227,199
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $501,604,895)		511,227,199
NET OTHER ASSETS (LIABILITIES) - 2.5%		13,120,741
NET ASSETS - 100%		$524,347,940

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $501,620,632. Net unrealized appreciation aggregated $9,606,567, of which $17,750,120 related to appreciated investment securities and $8,143,553 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017